Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended	41 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	May 16, 2019
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)	1,100,950	1,100,950		1,100,950
Weighted average contractual term of options exercisable	4 years 3 months 21 days
Weighted average exercise price of options exercisble (USD per share)	$ 101.29	$ 101.29		$ 101.29
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)					250,000
Consultants Restricted Stock Units 2019 | Non-executive directors
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				12 months
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested		$ 6.4	$ 5.1
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested		$ 32.9	$ 83.5
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	79,381	79,381		79,381